Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,081,381	$ 200,011
Accumulated amortization	(370,538)	(133,551)
Net book value	4,710,843	66,460
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	4,056,642	144,251
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	528,022	39,269
Trade names & brands
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	204,685	2,766
Patient database
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	170,525	2,552
Technology assets
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 121,507	$ 11,173